Segment information (Tables)	12 Months Ended
Dec. 31, 2018
Segment information
Summary of operating segment results

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net revenues
Vip.com	56,567,945	72,875,234	84,159,609
Internet finance business	114,735	249,726	753,752
Inter-segment revenues (Note a)	(91,378)	(212,647)	(389,413)
Total net revenues	56,591,302	72,912,313	84,523,948
Income (loss) from operations
Vip.com	3,665,649	4,063,238	3,353,658
Internet finance business	(172,750)	(366,025)	(215,459)
Unallocated expenses (Note b)	(785,190)	(1,006,767)	(717,086)
Total income from operations	2,707,709	2,690,446	2,421,113
Total other (expenses) income	(41,625)	(149,593)	325,962
Income before income tax expense and share of loss of equity method investees	2,666,084	2,540,853	2,747,075

Schedule of depreciation of property and equipment, net (included in the measurement of segment profit or loss)

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Total depreciation of property and equipment, net
Vip.com	610,293	714,656	715,087
Internet finance business	683	6,184	55,203
	610,976	720,840	770,290

Note:

(a)

Inter-segment revenues mainly consist of payment processing and financing services provided by the Internet finance business to Vip.com and promotion services provided by Vip.com to the Internet finance business.

(b)	Unallocated expenses include share-based compensation and amortization of intangible assets resulting from assets and business acquisitions, which are not allocated to segments.

Schedule of interest income and expenses

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Interest income
Vip.com	105,495	192,052	232,494
Internet finance business	29,931	4,252	36,946
Inter-segment interest income	(28,382)	(95,179)	(26,568)
	107,044	101,125	242,872
Interest expense
Vip.com	(84,151)	(55,821)	(103,504)
Internet finance business	(29,426)	(121,793)	(82,808)
Inter-segment interest income	28,382	95,179	26,568
	(85,195)	(82,435)	(159,744)

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net loss of investments accounted by equity method
Vip.com	(71,489)	(22,280)	(46,999)
Internet finance business	—	—	—
	(71,489)	(22,280)	(46,999)

Schedule of information about segment assets

	Year ended December 31,
	2017	2018
	RMB	RMB
Total assets
Vip.com	30,158,119	34,867,619
Internet finance business	7,824,701	8,695,044
	37,982,820	43,562,663
Investments in equity method investees
Vip.com	66,334	667,427
Internet finance business	—	—
	66,334	667,427
Total expenditure for additions of long-lived assets
Vip.com	2,459,874	3,556,067
Internet finance business	14,576	37,893
	2,474,450	3,593,960

Schedule of revenues from different product groups and services

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Product revenues
Apparel	20,381,929	24,642,418	30,446,797
Shoes and bags	7,734,909	8,340,015	8,442,178
Cosmetics	7,574,423	10,607,267	11,700,310
Sportswear and sporting goods	3,518,007	4,747,077	5,699,740
Home goods and other lifestyle products	6,622,624	9,875,682	9,808,677
Toys, kids and baby	5,535,834	6,978,246	8,013,615
Other goods	3,914,174	5,980,948	7,398,958
	55,281,900	71,171,653	81,510,275
Other revenues	1,309,402	1,740,660	3,013,673
Total net revenues	56,591,302	72,912,313	84,523,948